CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 3,250	$ 10,436
Short-term bank deposits	17,626	9,126
Trade receivables	46	2,476
Prepaid expenses	201	443
Other receivables	410	1,478
Inventory	2,148	3,145
Total current assets	23,681	27,104
NON-CURRENT ASSETS
Property and equipment, net	160	386
Right-of-use assets, net	696	967
Intangible assets other than goodwill	16,368	10,449
Total non-current assets	17,224	11,802
Total assets	40,905	38,906
CURRENT LIABILITIES
Current maturities of long-term loan	4,479	4,479
Accounts payable and accruals:
Trade	3,493	5,583
Other	1,743	3,131
Current maturities of lease liabilities	234	522
Warrants	2,174	1,691
Total current liabilities	12,123	15,406
NON-CURRENT LIABILITIES
Long-term loan, net of current maturities	4,460	8,958
Lease liabilities	977	1,081
Total non-current liabilities	5,437	10,039
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	17,560	25,445
EQUITY
Ordinary shares	73,428	38,097
Share premium	327,584	353,693
Warrants	3,686	5,367
Capital reserve	15,916	17,547
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(401,002)	(399,827)
Total equity attributable to owners of the Company	18,196	13,461
Non-controlling interests	5,149	0
Total equity	23,345	13,461
Total liabilities and equity	$ 40,905	$ 38,906